Intangible Assets, Net (Details 1)	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 146,826
2021	104,842
2022	102,593
2023	102,593
2024	97,099
Thereafter	557,730
Total	$ 1,111,683